UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23244

The Chartwell Funds

(Exact name of registrant as specified in charter)

1205 Westlakes Dr., Suite 100

Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

Timothy J. Riddle

1205 Westlakes Dr., Suite 100

Berwyn, PA 19312

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 296-1400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Berwyn Income Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 16.0%
	Basic Materials – 1.4%
2,011,566	Gold Resource Corp.[1]	$13,175,757
276,000	Mosaic Co.	8,310,360
		21,486,117
	Communications – 2.0%
1,798,000	Nokia OYJ - ADR	9,709,200
1,826,263	PC-Tel, Inc.*1,8	11,304,568
1,223,000	Telefonaktiebolaget LM Ericsson - ADR	9,612,780
		30,626,548
	Consumer, Cyclical – 3.2%
151,500	American Eagle Outfitters, Inc.	3,814,770
138,500	DSW, Inc. - Class A	3,800,440
97,000	Macy's, Inc.	3,853,810
240,000	Mattel, Inc.	3,808,800
302,500	Newell Brands, Inc.	7,922,475
193,000	Nintendo Co., Ltd. - ADR	8,235,310
1,018,561	Superior Industries International, Inc.	18,690,594
		50,126,199
	Consumer, Non-cyclical – 1.7%
258,000	Carlsberg A/S - ADR	6,206,190
72,400	Kellogg Co.	5,142,572
75,001	Molson Coors Brewing Co. - Class B	5,025,067
323,000	Tate & Lyle PLC - ADR	10,659,000
		27,032,829
	Financial – 0.9%
266,000	Bank of America Corp.	8,214,080
203,000	Jefferies Financial Group, Inc.	4,922,750
		13,136,830
	Health Care – 0.8%
300,500	GlaxoSmithKline PLC - ADR	12,497,795
	Industrial – 2.0%
848,000	General Electric Co.	11,558,240
1,455,000	LSI Industries, Inc.[1,8]	7,114,950
1,293,000	Pitney Bowes, Inc.	11,287,890
29,000	Tenaris S.A. - ADR	1,065,460
		31,026,540
	Real Estate – 1.3%
780,000	CoreCivic, Inc. - REIT	19,999,200
	Technology – 2.0%
108,000	Corning, Inc.	3,583,440
45,575	International Business Machines Corp.	6,605,185

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Technology (Continued)
1,243,500	Xperi Corp.	$20,704,275
		30,892,900
	Utilities – 0.7%
324,000	FirstEnergy Corp.	11,479,320
	Total Common Stocks (Cost $247,888,666)	248,304,278

Principal Amount
	Corporate Bonds – 73.8%
	Basic Materials – 5.6%
$2,700,000	Eastman Chemical Co. 5.500%, 11/15/2019	2,783,317
18,039,000	Freeport-McMoRan, Inc. 3.100%, 3/15/2020	17,813,512
13,155,000	Huntsman International LLC 4.875%, 11/15/2020[2]	13,352,325
12,673,000	Newmont Mining Corp. 5.125%, 10/1/2019	12,933,798
8,382,000	PH Glatfelter Co. 5.375%, 10/15/2020[2]	8,382,000
15,967,000	PPG Industries, Inc. 2.300%, 11/15/2019[2]	15,815,298
15,832,000	Sherwin-Williams Co. 2.250%, 5/15/2020	15,594,757
		86,675,007
	Communications – 8.3%
7,515,000	CalAmp Corp. 1.625%, 5/15/2020[3]	7,899,866
31,001,000	Finisar Corp. 0.500%, 12/15/2033[2,3]	30,614,231
25,515,000	Juniper Networks, Inc. 3.125%, 2/26/2019	25,565,086
	Nokia OYJ
11,954,000	5.375%, 5/15/2019[4]	12,103,425
10,377,000	6.625%, 5/15/2039[4]	10,999,620
2,535,000	Telefonaktiebolaget LM Ericsson 4.125%, 5/15/2022[4]	2,493,104
	Twitter, Inc.
20,572,000	0.250%, 9/15/2019[3]	19,773,127
20,374,000	1.000%, 9/15/2021[3]	18,888,593
		128,337,052

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	Consumer, Cyclical – 12.4%
$29,638,000	Allegiant Travel Co. 5.500%, 7/15/2019	$29,934,380
36,772,000	Best Buy Co., Inc. 5.000%, 8/1/2018	36,772,000
11,806,000	Brunswick Corp. 4.625%, 5/15/2021[2,5]	11,763,794
23,758,000	GameStop Corp. 5.500%, 10/1/2019[2,5]	23,787,697
4,739,000	Hasbro, Inc. 5.100%, 5/15/2044[2]	4,520,433
8,556,000	Macy's Retail Holdings, Inc. 3.450%, 1/15/2021[2]	8,490,529
	Newell Brands, Inc.
25,275,000	2.150%, 10/15/2018	25,235,116
780,000	2.600%, 3/29/2019	776,416
940,000	4.700%, 8/15/2020	958,758
20,721,000	Ralph Lauren Corp. 2.125%, 9/26/2018[2]	20,708,029
14,270,000	Starbucks Corp. 2.000%, 12/5/2018[2]	14,235,195
15,869,000	Tiffany & Co. 4.900%, 10/1/2044[2]	15,139,074
		192,321,421
	Consumer, Non-cyclical – 14.1%
	Campbell Soup Co.
7,289,000	4.150%, 3/15/2028[2]	6,981,419
7,833,000	4.800%, 3/15/2048[2]	7,066,290
12,793,000	Church & Dwight Co., Inc. 2.450%, 12/15/2019[2]	12,667,808
34,841,000	Constellation Brands, Inc. 3.875%, 11/15/2019	35,167,390
14,063,000	Danaher Corp. 1.650%, 9/15/2018	14,046,462
2,800,000	Edgewell Personal Care Co. 4.700%, 5/19/2021	2,800,000
	General Mills, Inc.
12,315,414	5.650%, 2/15/2019	12,496,377
3,170,000	2.200%, 10/21/2019	3,131,510
6,745,000	4.200%, 4/17/2028[2]	6,716,293
6,127,000	4.150%, 2/15/2043[2]	5,572,212
	Hershey Co.
5,142,000	2.900%, 5/15/2020	5,132,477
4,745,000	3.375%, 8/15/2046[2]	4,222,832

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	Consumer, Non-cyclical (Continued)
$20,217,000	Huron Consulting Group, Inc. 1.250%, 10/1/2019[3]	$19,025,006
4,678,000	JM Smucker Co. 2.200%, 12/6/2019	4,627,239
13,929,000	Kellogg Co. 4.150%, 11/15/2019	14,104,770
	Molson Coors Brewing Co.
32,854,000	1.900%, 3/15/2019	32,705,796
9,381,000	3.000%, 7/15/2026[2]	8,590,491
4,200,000	Sysco Corp. 1.900%, 4/1/2019	4,178,970
20,065,000	Western Union Co. 3.650%, 8/22/2018	20,073,969
		219,307,311
	Health Care – 9.7%
8,091,000	Amgen, Inc. 2.200%, 5/22/2019[2]	8,063,636
12,965,000	Avanos Medical, Inc. 6.250%, 10/15/2022[2]	13,224,300
	Becton, Dickinson and Co.
1,920,000	2.133%, 6/6/2019	1,905,827
6,093,000	2.675%, 12/15/2019	6,054,157
14,595,000	Biogen, Inc. 2.900%, 9/15/2020	14,528,520
15,525,000	Bristol-Myers Squibb Co. 3.250%, 8/1/2042	13,466,090
40,856,000	Edwards Lifesciences Corp. 2.875%, 10/15/2018	40,871,525
8,105,000	Gilead Sciences, Inc. 1.850%, 9/4/2018	8,101,029
16,990,000	Laboratory Corp. of America Holdings 2.500%, 11/1/2018	16,979,126
26,380,000	Quest Diagnostics, Inc. 2.700%, 4/1/2019	26,354,543
		149,548,753
	Industrial – 7.0%
30,254,000	Amphenol Corp. 2.550%, 1/30/2019[2]	30,224,321
10,070,000	Atlas Air Worldwide Holdings, Inc. 2.250%, 6/1/2022[3]	11,838,544
2,815,000	Ball Corp. 4.375%, 12/15/2020	2,843,150

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	Industrial (Continued)
$13,815,000	Bemis Co., Inc. 6.800%, 8/1/2019	$14,282,569
8,029,000	Chart Industries, Inc. 2.000%, 8/1/2018[3]	8,029,000
1,875,000	Corning, Inc. 6.625%, 5/15/2019	1,919,706
5,919,000	Emerson Electric Co. 5.250%, 10/15/2018	5,951,927
19,897,000	Gibraltar Industries, Inc. 6.250%, 2/1/2021[2]	19,996,485
7,805,000	J.B. Hunt Transport Services, Inc. 2.400%, 3/15/2019	7,779,993
6,314,000	Roper Technologies, Inc. 2.050%, 10/1/2018	6,308,822
		109,174,517
	Real Estate – 0.6%
9,118,000	CoreCivic, Inc. 4.125%, 4/1/2020[2]	9,163,590
	Technology – 16.1%
1,949,000	Analog Devices, Inc. 2.850%, 3/12/2020	1,939,048
	Apple, Inc.
21,849,000	3.850%, 5/4/2043	21,155,666
9,676,000	3.450%, 2/9/2045	8,759,712
30,294,000	CA, Inc. 2.875%, 8/15/2018	30,295,333
13,105,000	Electronics For Imaging, Inc. 0.750%, 9/1/2019[3]	13,043,577
16,158,000	Hewlett Packard Enterprise Co. 2.850%, 10/5/2018	16,164,544
7,405,000	KLA-Tencor Corp. 3.375%, 11/1/2019[2]	7,424,682
38,961,000	Maxim Integrated Products, Inc. 2.500%, 11/15/2018	38,968,753
15,286,000	NetApp, Inc. 2.000%, 9/27/2019	15,098,487
33,550,000	Nuance Communications, Inc. 2.750%, 11/1/2031[2,3]	31,877,902
31,532,000	Sanmina Corp. 4.375%, 6/1/2019[5]	31,571,415
15,832,000	Synchronoss Technologies, Inc. 0.750%, 8/15/2019[3]	14,552,426

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	Technology (Continued)
$19,417,000	Xilinx, Inc. 2.125%, 3/15/2019	$19,345,895
		250,197,440
	Total Corporate Bonds (Cost $1,146,201,930)	1,144,725,091

Number of Shares
	Preferred Stocks – 5.6%
	Energy – 1.8%
439,416	Chesapeake Energy Corp. 5.000%, N/A1,3,6	28,562,040
	Industrial – 2.6%
1,027,184	Pitney Bowes, Inc. 6.700%, 3/7/2043[1,2]	25,268,727
298,300	Stericycle, Inc. 5.250%, 9/15/2018[3]	15,666,716
		40,935,443
	Real Estate – 1.2%
682,281	RLJ Lodging Trust 1.950%, N/A1,3,6	17,978,104
	Total Preferred Stocks (Cost $84,007,663)	87,475,587

	Short-Term Investments – 4.1%
63,852,916	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.78%[7]	63,852,916
	Total Short-Term Investments (Cost $63,852,916)	63,852,916

	Total Investments – 99.5% (Cost $1,541,951,175)	1,544,357,872
	Other Assets in Excess of liabilities – 0.5%	7,164,852
	Total Net Assets – 100.0%	$1,551,522,724

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Illiquid security. The total value of these securities is $103,404,146 which represents 6.66% of total net assets of the Fund.

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

[2]	Callable.
[3]	Convertible security.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $67,122,906 which represents 4.33% of total net assets of the Fund.
[6]	Perpetual security. Maturity date is not applicable.
[7]	The rate is the annualized seven-day yield at period end.
[8]	Affiliated company.

See accompanying Notes to Schedule of Investments.

Chartwell Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 95.4%
	Basic Materials – 6.8%
32,748	Valvoline, Inc.	$739,777
5,450	Vulcan Materials Co.	610,400
		1,350,177
	Consumer, Cyclical – 10.9%
980	AutoZone, Inc.*	691,419
5,900	Expedia Group, Inc.	789,656
3,043	Ralph Lauren Corp.	410,744
7,145	Toll Brothers, Inc.	251,933
		2,143,752
	Consumer, Non-cyclical – 5.1%
11,495	IHS Markit Ltd.*1	609,580
3,845	Ingredion, Inc.	389,498
		999,078
	Energy – 7.4%
8,700	Energen Corp.*	645,366
6,045	EQT Corp.	300,316
2,700	Pioneer Natural Resources Co.	511,029
		1,456,711
	Financial – 18.7%
7,510	Allstate Corp.	714,351
4,535	Hanover Insurance Group, Inc.	568,780
24,860	KeyCorp	518,828
9,935	Lincoln National Corp.	676,574
1,875	M&T Bank Corp.	325,031
9,295	Pinnacle Financial Partners, Inc.	580,938
10,395	Synchrony Financial	300,831
		3,685,333
	Health Care – 3.2%
5,896	Quest Diagnostics, Inc.	635,117
	Industrial – 12.8%
6,355	J.B. Hunt Transport Services, Inc.	761,964
7,145	Jacobs Engineering Group, Inc.	483,216
2,885	Rockwell Automation, Inc.	541,111
4,350	Snap-on, Inc.	737,717
		2,524,008
	Real Estate – 12.9%
9,980	American Campus Communities, Inc. - REIT	411,675
12,500	DCT Industrial Trust, Inc. - REIT	835,875
24,635	Host Hotels & Resorts, Inc. - REIT	515,857
4,350	Mid-America Apartment Communities, Inc. - REIT	438,393

Chartwell Mid Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
27,150	Retail Properties of America, Inc. - Class A - REIT	$340,733
		2,542,533
	Technology – 6.2%
8,835	Dolby Laboratories, Inc. - Class A	569,416
17,104	Teradata Corp.*	654,912
		1,224,328
	Utilities – 11.4%
9,120	Ameren Corp.	565,987
13,435	CMS Energy Corp.	649,448
10,670	Public Service Enterprise Group, Inc.	550,145
6,685	Vectren Corp.	477,777
		2,243,357
	Total Common Stocks (Cost $17,789,354)	18,804,394

	Short-Term Investments – 4.6%
903,227	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.78%[2]	903,227
	Total Short-Term Investments (Cost $903,227)	903,227

	Total Investments – 100.0% (Cost $18,692,581)	19,707,621
	Liabilities in Excess of Other Assets – 0.0%	(1,773)
	Total Net Assets – 100.0%	$19,705,848

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 98.6%
	Basic Materials – 3.5%
33,240	Eagle Materials, Inc.	$3,302,394
48,210	Innophos Holdings, Inc.	2,178,128
48,572	Minerals Technologies, Inc.	3,672,043
		9,152,565
	Consumer, Cyclical – 8.9%
78,207	Cheesecake Factory, Inc.	4,381,938
291,235	Denny's Corp.*	4,237,469
130,241	Knoll, Inc.	2,936,935
25,250	Oxford Industries, Inc.	2,326,030
88,065	Scholastic Corp.	3,677,594
183,385	TRI Pointe Group, Inc.*	2,598,565
91,170	Wolverine World Wide, Inc.	3,225,595
		23,384,126
	Consumer, Non-cyclical – 2.1%
24,140	Lancaster Colony Corp.	3,501,024
40,595	Matthews International Corp. - Class A	2,133,267
		5,634,291
	Energy – 4.4%
21,076	Concho Resources, Inc.*	3,073,935
317,158	Ring Energy, Inc.*	3,920,073
413,850	SRC Energy, Inc.*	4,684,782
		11,678,790
	Financial – 28.0%
104,688	American Equity Investment Life Holding Co.	3,740,502
91,822	Argo Group International Holdings Ltd.[1]	5,743,466
101,670	Columbia Banking System, Inc.	4,161,353
123,250	CVB Financial Corp.	2,948,140
51,960	FCB Financial Holdings, Inc. - Class A*	2,649,960
133,490	First Financial Bancorp	4,051,421
135,325	First Midwest Bancorp, Inc.	3,609,118
165,302	FNB Corp.	2,120,825
176,060	Hope Bancorp, Inc.	2,954,287
65,218	Independent Bank Group, Inc.	4,376,128
48,334	McGrath RentCorp	2,870,073
14,470	Pinnacle Financial Partners, Inc.	904,375
124,070	PRA Group, Inc.*	4,863,544
81,925	Renasant Corp.	3,660,409
91,657	Selective Insurance Group, Inc.	5,481,089
47,570	South State Corp.	3,981,609
107,467	Towne Bank/Portsmouth VA	3,471,184
41,520	UMB Financial Corp.	2,984,873
145,488	Umpqua Holdings Corp.	3,098,894

Chartwell Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Financial (Continued)
62,950	United Bankshares, Inc.	$2,326,003
131,845	United Community Banks, Inc.	3,959,305
		73,956,558
	Health Care – 3.3%
36,585	Eagle Pharmaceuticals, Inc.*	2,899,361
66,609	LHC Group, Inc.*	5,733,703
		8,633,064
	Industrial – 23.1%
71,520	Altra Industrial Motion Corp.	3,139,728
59,000	Barnes Group, Inc.	4,003,150
44,133	EnPro Industries, Inc.	3,371,320
95,540	ESCO Technologies, Inc.	5,947,365
56,330	Franklin Electric Co., Inc.	2,785,519
129,775	Harsco Corp.*	3,289,796
58,480	Hub Group, Inc. - Class A*	2,713,472
136,235	Interface, Inc.	3,051,664
116,475	ITT Corp.	6,600,638
77,490	Korn/Ferry International	5,112,790
46,506	Lydall, Inc.*	2,157,878
59,762	Medpace Holdings, Inc.*	3,667,594
285,010	Mueller Water Products, Inc. - Class A	3,519,874
91,985	Rush Enterprises, Inc. - Class A*	4,147,604
49,560	Saia, Inc.*	3,734,346
143,920	TrueBlue, Inc.*	3,893,036
		61,135,774
	Real Estate – 7.9%
92,721	Education Realty Trust, Inc. - REIT	3,834,941
106,965	Empire State Realty Trust, Inc. - Class A - REIT	1,783,107
102,750	First Industrial Realty Trust, Inc. - REIT	3,344,512
120,426	Healthcare Realty Trust, Inc. - REIT	3,577,856
64,162	Kite Realty Group Trust - REIT	1,082,413
83,030	Pebblebrook Hotel Trust - REIT	3,200,807
31,472	PS Business Parks, Inc. - REIT	4,021,177
		20,844,813
	Technology – 11.5%
29,245	CACI International, Inc. - Class A*	5,123,724
49,290	CommVault Systems, Inc.*	3,198,921
77,699	Diodes, Inc.*	2,887,295
180,085	Integrated Device Technology, Inc.*	6,200,327
103,085	ManTech International Corp. - Class A	6,169,637
81,905	Plexus Corp.*	4,866,795

Chartwell Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Technology (Continued)
55,712	Progress Software Corp.	$2,049,644
		30,496,343
	Utilities – 5.9%
29,779	Avista Corp.	1,506,222
39,662	Black Hills Corp.	2,378,530
62,520	El Paso Electric Co.	3,894,996
71,243	NorthWestern Corp.	4,226,847
45,435	Southwest Gas Holdings, Inc.	3,553,017
		15,559,612
	Total Common Stocks (Cost $213,585,651)	260,475,936

	Short-Term Investments – 1.4%
3,794,306	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.78%[2]	3,794,306
	Total Short-Term Investments (Cost $3,794,306)	3,794,306

	Total Investments – 100.0% (Cost $217,379,957)	264,270,242
	Liabilities in Excess of Other Assets – 0.0%	(94,535)
	Total Net Assets – 100.0%	$264,175,707

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Short Duration High Yield Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds – 96.1%
	Basic Materials – 7.8%
	ArcelorMittal
$220,000	5.250%, 8/5/2020[1]	$227,427
1,524,000	5.500%, 3/1/2021[1]	1,581,120
1,745,000	PolyOne Corp. 5.250%, 3/15/2023	1,782,081
1,745,000	Steel Dynamics, Inc. 5.125%, 10/1/2021[2]	1,764,631
		5,355,259
	Communications – 8.5%
1,745,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 9/30/2022[2]	1,762,450
585,000	DISH DBS Corp. 5.125%, 5/1/2020	580,613
1,745,000	Level 3 Financing, Inc. 5.375%, 8/15/2022[2]	1,749,362
	TEGNA, Inc.
1,272,000	5.125%, 10/15/2019[2]	1,275,180
420,000	5.125%, 7/15/2020[2]	425,250
		5,792,855
	Consumer, Cyclical – 12.6%
1,745,000	Fiat Chrysler Automobiles N.V. 4.500%, 4/15/2020[1]	1,766,812
1,550,000	GLP Capital LP / GLP Financing II, Inc. 4.375%, 4/15/2021	1,572,770
1,746,000	Group 1 Automotive, Inc. 5.000%, 6/1/2022[2]	1,724,175
1,745,000	Lennar Corp. 4.500%, 11/15/2019[2]	1,762,450
1,745,000	MGM Resorts International 8.625%, 2/1/2019	1,783,913
		8,610,120
	Consumer, Non-cyclical – 12.9%
1,695,000	ADT Corp. 6.250%, 10/15/2021	1,777,631
1,745,000	Centene Corp. 5.625%, 2/15/2021[2]	1,783,172
1,745,000	HCA, Inc. 3.750%, 3/15/2019	1,747,705
1,745,000	Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 4/15/2022[2,3]	1,695,922

Chartwell Short Duration High Yield Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	Consumer, Non-cyclical (Continued)
$1,745,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	$1,812,619
		8,817,049
	Energy – 11.8%
1,745,000	Antero Resources Corp. 5.375%, 11/1/2021[2]	1,768,994
1,615,000	DCP Midstream Operating LP 5.350%, 3/15/2020[3]	1,657,394
1,670,000	Energy Transfer Equity LP 7.500%, 10/15/2020	1,782,725
1,125,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[2]	1,176,303
1,695,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[2]	1,695,000
		8,080,416
	Financial – 11.8%
950,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/2020[1]	967,882
1,745,000	Aircastle Ltd. 6.250%, 12/1/2019[1]	1,801,712
1,745,000	CIT Group, Inc. 5.375%, 5/15/2020	1,797,350
1,745,000	Navient Corp. 5.500%, 1/15/2019	1,761,578
1,745,000	SLM Corp. 5.125%, 4/5/2022[2]	1,740,620
		8,069,142
	Health Care – 2.6%
1,745,000	Sabra Health Care LP / Sabra Capital Corp. 5.500%, 2/1/2021[2]	1,768,994
	Industrial – 10.3%
1,745,000	Arconic, Inc. 5.400%, 4/15/2021[2]	1,778,225
1,745,000	Ball Corp. 5.000%, 3/15/2022	1,792,987
1,695,000	CNH Industrial Capital LLC 4.375%, 11/6/2020	1,717,205
1,725,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[2]	1,753,764
		7,042,181

Chartwell Short Duration High Yield Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Real Estate – 5.1%
$1,745,000	iStar, Inc. 4.625%, 9/15/2020[2]	$1,729,731
1,695,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[2]	1,716,188
		3,445,919
	Technology – 7.5%
1,695,000	Dell International LLC / EMC Corp. 5.875%, 6/15/2021[2,3]	1,735,743
1,695,000	Equinix, Inc. 5.375%, 1/1/2022[2]	1,752,206
1,745,000	Pitney Bowes, Inc. 3.625%, 10/1/2021[2]	1,646,844
		5,134,793
	Utilities – 5.2%
1,695,000	AES Corp. 4.000%, 3/15/2021	1,692,881
1,746,000	Vistra Energy Corp. 7.375%, 11/1/2022[2]	1,822,388
		3,515,269
	Total Corporate Bonds (Cost $66,178,406)	65,631,997

Number of Shares
	Short-Term Investments – 2.4%
1,617,680	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.78%[4]	1,617,680
	Total Short-Term Investments (Cost $1,617,680)	1,617,680

	Total Investments – 98.5% (Cost $67,796,086)	67,249,677
	Other Assets in Excess of liabilities – 1.5%	1,033,068
	Total Net Assets – 100.0%	$68,282,745

LP – Limited Partnership

LLC – Limited Liability Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.

Chartwell Short Duration High Yield Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,089,059, which represents 7.5% of total net assets of the Fund.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 92.3%
	Basic Materials – 4.1%
3,321	Ingevity Corp.*	$331,004
2,400	KMG Chemicals, Inc.	172,320
1,433	Quaker Chemical Corp.	254,415
		757,739
	Communications – 1.0%
14,585	Vonage Holdings Corp.*	186,834
	Communications Software – 2.5%
5,394	Five9, Inc.*	172,069
3,855	RingCentral, Inc. - Class A*	284,306
		456,375
	Consumer, Cyclical – 19.0%
5,040	Abercrombie & Fitch Co. - Class A	119,398
4,420	Boyd Gaming Corp.	165,087
1,264	Burlington Stores, Inc.*	193,152
6,536	Callaway Golf Co.	125,753
1,734	Children's Place, Inc.	213,108
8,742	Eldorado Resorts, Inc.*	374,595
2,249	Five Below, Inc.*	218,513
2,334	Grand Canyon Education, Inc.*	271,981
6,846	ILG, Inc.	235,023
2,014	Lovesac Co.*	40,280
3,020	Ollie's Bargain Outlet Holdings, Inc.*	209,890
8,898	PlayAGS, Inc.*	254,038
1,972	Red Robin Gourmet Burgers, Inc.*	93,276
3,832	Red Rock Resorts, Inc. - Class A	135,423
2,169	Scientific Games Corp. - Class A*	104,220
2,141	Sonic Corp.	75,256
3,029	Stars Group, Inc.* 1	103,895
6,583	Tailored Brands, Inc.	132,713
3,400	Texas Roadhouse, Inc.	213,656
11,627	Travelport Worldwide Ltd.[1]	219,750
		3,499,007
	Consumer, Non-cyclical – 5.6%
4,689	Avanos Medical, Inc.*	258,833
1,202	National Beverage Corp.*	126,823
5,524	Nomad Foods Ltd.* 1	104,956
6,036	ASGN, Inc.*	545,051
		1,035,663
	Energy – 1.1%
5,967	Matador Resources Co.*	199,895

Chartwell Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Financial – 11.3%
7,184	American Equity Investment Life Holding Co.	$256,684
6,291	Cadence BanCorp	171,304
4,646	CenterState Banks, Inc.	128,927
1,861	Evercore Partners, Inc. - Class A	210,293
7,478	Evo Payments, Inc. - Class A*	158,160
1,239	Green Dot Corp. - Class A*	98,278
3,112	Moelis & Co.	197,923
6,228	Pacific Premier Bancorp, Inc.*	230,436
1,563	Selective Insurance Group, Inc.	93,467
4,461	Triumph Bancorp, Inc.*	171,079
1,570	Webster Financial Corp.	101,312
4,676	Western Alliance Bancorp*	265,223
		2,083,086
	Health Care – 23.9%
1,168	Aerie Pharmaceuticals, Inc.*	78,898
4,156	Arena Pharmaceuticals, Inc.*	160,380
1,669	Atara Biotherapeutics, Inc.*	62,671
5,058	Catalent, Inc.*	210,918
4,972	Cymabay Therapeutics, Inc.*	55,637
2,464	Encompass Health Corp.	186,352
3,931	Fate Therapeutics, Inc.*	35,104
4,143	G1 Therapeutics, Inc.*	212,743
1,656	Global Blood Therapeutics, Inc.*	69,221
3,193	Globus Medical, Inc. - Class A*	164,376
3,027	Heron Therapeutics, Inc.*	113,361
2,367	ICON PLC* 1	329,392
945	ICU Medical, Inc.*	271,026
723	Inogen, Inc.*	144,058
4,439	Insmed, Inc.*	110,398
5,593	Insulet Corp.*	465,114
2,272	Integra LifeSciences Holdings Corp.*	141,614
519	Liquidia Technologies, Inc.*	5,688
839	LivaNova PLC* 1	92,399
229	Madrigal Pharmaceuticals, Inc.*	58,860
1,453	MyoKardia, Inc.*	83,402
1,727	Nightstar Therapeutics PLC - ADR* 1,2	30,551
1,462	Odonate Therapeutics, Inc.*	28,904
2,456	PRA Health Sciences, Inc.*	258,224
2,595	Quidel Corp.*	176,097
1,007	Sage Therapeutics, Inc.*	145,330
1,974	Sarepta Therapeutics, Inc.*	229,458
1,756	STAAR Surgical Co.*	54,172
7,733	Tandem Diabetes Care, Inc.*	213,121

Chartwell Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
4,682	Vericel Corp.*	$48,927
2,006	Xencor, Inc.*	74,663
1,599	Zogenix, Inc.*	90,743
		4,401,802
	Industrial – 9.0%
2,275	BWX Technologies, Inc.	149,604
1,899	Chart Industries, Inc.*	148,293
2,185	HEICO Corp.	166,868
1,641	Kadant, Inc.	158,520
1,354	Keysight Technologies, Inc.*	78,532
3,025	MasTec, Inc.*	140,814
5,171	Oshkosh Corp.	389,118
2,451	TopBuild Corp.*	182,060
7,718	TPI Composites, Inc.*	237,869
		1,651,678
	Real Estate – 1.9%
2,244	CyrusOne, Inc. - REIT	138,948
4,216	Easterly Government Properties, Inc. - REIT	79,893
4,606	MGM Growth Properties LLC - Class A - REIT	139,562
		358,403
	Technology – 12.9%
2,623	Etsy, Inc.*	107,176
2,777	Everbridge, Inc.*	124,909
3,737	Instructure, Inc.*	144,622
3,347	InterXion Holding N.V.* 1	217,153
3,501	ManTech International Corp. - Class A	209,535
1,163	MKS Instruments, Inc.	109,671
1,886	Monolithic Power Systems, Inc.	250,234
2,551	Paylocity Holding Corp.*	147,958
1,565	Proofpoint, Inc.*	178,488
3,032	PROS Holdings, Inc.*	112,608
11,917	Rapid7, Inc.*	331,412
6,322	SailPoint Technologies Holding, Inc.*	152,297
1,036	Trade Desk, Inc. - Class A*	87,356
3,548	Varonis Systems, Inc.*	212,082
		2,385,501
	Total Common Stocks (Cost $14,895,158)	17,015,983

Chartwell Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	Short-Term Investments – 4.9%
906,066	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.78%[3]	$906,066
	Total Short-Term Investments (Cost $906,066)	906,066

	Total Investments – 97.2% (Cost $15,801,224)	17,922,049
	Other Assets in Excess of liabilities – 2.8%	506,778
	Total Net Assets – 100.0%	$18,428,827

ADR – American Depositary Receipt

LLC – Limited Liability Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Illiquid security. The total value of these securities is $30,551 which represents 0.2% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Funds

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

Note 1 – Organization

Berwyn Income Fund, Chartwell Mid Cap Value Fund (formerly known as the Berwyn Cornerstone Fund), Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund, and Chartwell Small Cap Growth Fund, (each a “Fund” and collectively the “Funds”) are organized as a series of The Chartwell Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Berwyn Income Fund, Chartwell Small Cap Value Fund, and Chartwell Small Cap Growth Fund are diversified funds. The Chartwell Mid Cap Value Fund and Chartwell Short Duration High Yield Fund are non-diversified funds.

The Berwyn Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Chartwell Mid Cap Value Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on May 1, 2002.

The Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012. Class A shares were liquidated on June 30, 2016. As of February 2017, the Class I classification has been removed.

The Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I. Class A shares were liquidated on January 15, 2016. As of February 2017, the Class I classification has been removed.

The Chartwell Small Cap Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 16, 2017.

On July 17, 2017, the Berwyn Fund, Berwyn Income Fund, and Chartwell Mid Cap Value Fund, (each a “Successor Fund” and collectively the “Successor Funds”) acquired all the assets and liabilities of the Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund, respectively, each a series of the Investment Managers Series Trust (each, a “IMST Predecessor Fund” and collectively the “IMST Predecessor Funds”). The IMST Predecessor Funds acquired all the assets and liabilities of the Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund, respectively, each a series of The Berwyn Funds, (the “Berwyn Funds Predecessor Funds”) on April 29, 2016. On July 17, 2017, the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund, (each a “Successor Fund” and collectively the “Successor Funds”) acquired all the assets and liabilities of the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund, respectively, each a series of the Investment Managers Series Trust (each, a “Predecessor Fund” and collectively the “Predecessor Funds”). Shareholders received equivalent shares of each corresponding Successor Fund. As a result of the reorganization, each Fund is the accounting successor of the Predecessor Fund and accordingly, the prior performance and financial history of the Predecessor Funds is included in these financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Chartwell Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s Advisor, as defined in Note 3, subject to review and approval by the Advisor’s Portfolio Pricing Committee (“APPC”), pursuant to procedures adopted by the Board of Trustees. The actions of the APPC are subsequently reviewed by the Board at its next regularly scheduled board meeting. The APPC meets as needed. The APPC is comprised of Advisor’s personnel (CFO, COO of Retail Division, CCO, the applicable portfolio manager or lead analyst).

Note 3 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Chartwell Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2018, in valuing the Funds’ assets carried at fair value:

Berwyn Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks[1]	$248,304,278	$-	$-	$248,304,278
Corporate Bonds[2]	-	1,144,725,091	-	1,144,725,091
Preferred Stocks[1]	87,475,587	-	-	87,475,587
Short-Term Investments	63,852,916	-	-	63,852,916
Total Investments	$399,632,781	$1,144,725,091	$-	$1,544,357,872

Chartwell Mid Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$18,804,394	$-	$-	$18,804,394
Short-Term Investments	903,227	-	-	903,227
Total Investments	$19,707,621	$-	$-	$19,707,621

Chartwell Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$260,475,936	$-	$-	$260,475,936
Short-Term Investments	3,794,306	-	-	3,794,306
Total Investments	$264,270,242	$-	$-	$264,270,242

Chartwell Short Duration High Yield Fund	Level 1	Level 2	Level 3**	Total
Investments
Corporate Bonds[2]	$-	$65,631,997	$-	$65,631,997
Short-Term Investments	1,617,680	-	-	1,617,680
Total Investments	$1,617,680	$65,631,997	$-	$67,249,677

Chartwell Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

Chartwell Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$17,015,983	$-	$-	$17,015,983
Short-Term Investments	906,066	-	-	906,066
Total Investments	$17,922,049	$-	$-	$17,922,049

[1]	All common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds held in the Funds are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 4 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Berwyn Income Fund at period-end are noted in the Berwyn Income Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Gold Resource Corp.(1)	$8,083,817	$4,612,978	$(8,502,100)	$3,715,614	$5,265,448	$13,175,757	$44,004
LSI Industries, Inc.	10,591,939	228,782	(715,446)	(119,911)	(2,870,414)	7,114,950	226,816
PC-Tel, Inc.	10,677,885	1,513,463	-	-	(886,780)	11,304,568	276,729
Superior Industries International, Inc.(1)	11,487,609	8,703,992	(5,519,610)	(228,066)	4,246,669	18,690,594	265,409
Total	$40,841,250	$15,059,215	$(14,737,156)	$3,367,637	$5,754,923	$50,285,869	$812,958

Chartwell Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

Security Description	Principal Amount/Shares Beginning of Period	Purchases	Sales	Principal Amount/Shares End of Period
Gold Resource Corp.(1)	2,226,947	1,086,210	(1,301,591)	2,011,566
LSI Industries, Inc.	1,524,020	33,821	(102,841)	1,455,000
PC-Tel, Inc.	1,605,697	220,566	-	1,826,263
Superior Industries International, Inc.(1)	738,753	578,015	(298,207)	1,018,561
Total	6,095,417	1,918,612	(1,702,639)	6,311,390

(1)	Not an affiliate at the beginning or end of the period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Chartwell Funds

By:	/s/ Timothy J. Riddle
Title:	Timothy J. Riddle, President and Chief Executive Officer

Date:	9/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy J. Riddle
(Signature and Title)	Timothy J. Riddle, President and Chief Executive Officer

Date:	9/28/18

By:	/s/ Neil Walker
(Signature and Title)	Neil Walker, Treasurer and Chief Financial Officer

Date:	9/28/18